Segment Information - Summary of Net Sales by Product Category (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Revenue from External Customer [Line Items]
Net sales	$ 409,423	$ 393,654	$ 370,687	$ 394,495	$ 386,054	$ 407,170	$ 391,878	$ 426,509	$ 1,568,259	$ 1,611,611	$ 1,577,627
Sandwiches [Member]
Revenue from External Customer [Line Items]
Net sales									474,085	455,107	412,009
Sandwich Components [Member]
Revenue from External Customer [Line Items]
Net sales									572,646	630,928	610,780
Other Entrees and Snacks [Member]
Revenue from External Customer [Line Items]
Net sales									$ 521,528	$ 525,576	$ 554,838